Interest, advances, promissory notes payable and loan payable (Details 6)		12 Months Ended
	Jun. 20, 2023 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 16, 2025 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning Balance		$ 2,421,842	$ 2,188,515
Accreted interest on loan			307,785
Foreign exchange adjustment		168,806	(74,458)
Transferred from promissory notes payable to loan payable		1,190,336
Loan received		7,848
Accrued interest (recorded in interest expense)		40,015
Ending Balance		$ 3,828,847	$ 2,421,842
Debt Instrument, Fee Amount	$ 500,000			$ 1,190,336
Prime [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Debt Instrument, Interest Rate During Period	2.00%